Share capital and warrants - Movements for the warrants outstanding (Details)	12 Months Ended
	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2022 $ / shares shares
Number of Warrants
Balance - Beginning of year | shares	24,046,640	4,929,791	4,929,791
Warrants Expired | shares	(4,929,791)
Balance -End of year | shares	26,958,699	24,046,640	24,046,640
Weighted average exercise price
Warrants exercise price - Beginning of year | $ / shares	$ 17.86		$ 30.00
Warrants Expired (in dollars per share) | $ / shares	30.00
Warrants exercise price - End of year | $ / shares	$ 12.93		$ 17.86
Brokered private placement
Number of Warrants
Issued | shares		7,752,916	7,752,916
Balance -End of year | shares	7,752,916
Weighted average exercise price
Issued (in dollars per share) | $ / shares			$ 22.80
Warrants exercise price - End of year | $ / shares	$ 14.75
Non-brokered private placement
Number of Warrants
Issued | shares		11,363,933	11,363,933
Balance -End of year | shares	11,363,933
Weighted average exercise price
Issued (in dollars per share) | $ / shares		$ 13.53
Warrants exercise price - End of year | $ / shares	$ 10.70
2023 Bought Deal Financing
Number of Warrants
Issued | shares	7,841,850
Balance -End of year | shares	7,841,850
Weighted average exercise price
Issued (in dollars per share) | $ / shares	$ 8.55
Warrants exercise price - End of year | $ / shares	$ 8.55